Average Annual Total Returns		12 Months Ended										60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2025	Dec. 31, 2025
Frank Value Fund
Prospectus [Line Items]
Average Annual Return, Percent		12.04%
Frank Value Fund | INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Percent		12.29%	19.22%	14.78%	4.18%	6.40%	12.84%	4.15%	(2.23%)	(2.81%)	3.56%	11.19%	6.99%
Frank Value Fund | INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.97%										8.90%	5.69%
Frank Value Fund | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.94%										8.25%	5.25%
Frank Value Fund | INVESTOR CLASS | Russell 3000 Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%										13.15%	14.29%
Frank Value Fund | INVESTOR CLASS | Russell MidCap Value Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	11.05%										9.83%	9.78%
Frank Value Fund | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent		11.18%										10.35%	6.19%
Frank Value Fund | CLASS C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.17%										8.29%	5.01%
Frank Value Fund | CLASS C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.61%										7.75%	4.67%
Frank Value Fund | CLASS C | Russell 3000 Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%										13.15%	14.29%
Frank Value Fund | CLASS C | Russell MidCap Value Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	11.05%										9.83%	9.78%
Frank Value Fund | INSTITUTIONAL CLASS
Prospectus [Line Items]
Average Annual Return, Percent		12.29%										11.46%	7.25%
Frank Value Fund | INSTITUTIONAL CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.21%										9.18%	5.94%
Frank Value Fund | INSTITUTIONAL CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.04%										8.47%	5.45%
Frank Value Fund | INSTITUTIONAL CLASS | Russell 3000 Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%										13.15%	14.29%
Frank Value Fund | INSTITUTIONAL CLASS | Russell MidCap Value Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	11.05%										9.83%	9.78%
Camelot Event Driven Fund
Prospectus [Line Items]
Average Annual Return, Percent		6.41%
Camelot Event Driven Fund | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.39%	6.26%	2.24%	3.51%	22.87%	18.84%	14.90%	1.70%	8.16%	13.80%	8.02%	9.65%
Camelot Event Driven Fund | Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]	6.08%										6.74%	8.65%
Camelot Event Driven Fund | Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.80%										5.86%	7.48%
Camelot Event Driven Fund | Class A Shares | Russell 3000 Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]	17.15%										13.15%	14.29%
Camelot Event Driven Fund | Class A Shares | HFRX Equity Market Neutral Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]	5.90%										0.56%	2.54%
Camelot Event Driven Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.39%										8.84%	10.24%
Camelot Event Driven Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]	8.99%										7.53%	9.18%
Camelot Event Driven Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.56%										6.51%	7.95%
Camelot Event Driven Fund | Institutional Class Shares | Russell 3000 Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]	17.15%										13.15%	14.29%
Camelot Event Driven Fund | Institutional Class Shares | HFRX Equity Market Neutral Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]	5.90%										0.56%	2.54%

[1]	The Russell 3000® Index is a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S. stock market. It measures the performance of the 3,000 largest publicly held companies incorporated in America as measured by total market capitalization, and represents approximately 98% of the American public equity market. Investors cannot invest directly in an index or benchmark.
[2]	The Russell Midcap Value Index measures performance of the mid-cap value segment of the U.S. equity universe. Investors may not invest in the index directly.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class; after-tax returns for the other class will vary.
[4]	The Russell 3000® Index is a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S. stock market. It measures the performance of the 3,000 largest publicly held companies incorporated in America as measured by total market capitalization, and represents approximately 98% of the American public equity market. Investors cannot invest directly in an index or benchmark. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[5]	The HFRX Event-Driven Index is comprised of daily-reporting liquid alternative UCITS funds. Event driven managers maintain positions in companies currently or prospectively involved in corporate transactions of a wide variety, including but not limited to mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance, or other capital structure adjustments. Investors cannot invest directly in an index or benchmark. Unlike the Fund’s returns, the index does not reflect any fees or expenses.